Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Operating expense:
Research and development	$ 45	$ 627	$ 1,446
Selling, general and administrative	79	3,146	12,785
Total operating expenses	124	3,773	14,231
Loss from operations	(124)	(3,773)	(14,231)
Other expense:
Foreign currency exchange loss		(28)	(8)
Loss on consolidation of variable interest entity			(100)
Interest income		2
Interest expense		(4,590)	(37)
Total other expense		(4,616)	(145)
Net loss	(124)	(8,389)	(14,376)
Net loss attributable to noncontrolling interest		(242)	(105)
Net loss attributable to Hyzon	(124)	(8,147)	(14,271)
Comprehensive loss:
Net loss	(124)	(8,389)	(14,376)
Foreign currency translation adjustment		(29)	(20)
Comprehensive loss	(124)	(8,418)	(14,396)
Comprehensive loss attributable to noncontrolling interest		(233)	(109)
Comprehensive loss attributable to Hyzon	$ (124)	$ (8,185)	$ (14,287)
Net loss per share attributable to Hyzon:
Basic and diluted	$ 0.00	$ (0.09)	$ (0.17)
Weighted average common shares outstanding:
Basic and diluted	83,750,000	93,793,115	86,145,594